Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Oct. 24, 2024	Mar. 31, 2024	Nov. 29, 2023
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000			10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0			0
Preferred stock, outstanding (in shares)	0	0			0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000
Common stock, issued (in shares)	4,022,625	2,497,033			942,575
Common stock, outstanding (in shares)	4,022,625	2,497,033			942,575